Cash Generated by Operations - Summary of Cash Generated by Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
(Loss)/profit from continuing operations	$ (20.8)	$ 167.9	[1]	$ (239.6)	[1]
Mining and income taxation	173.2	189.5	[1]	248.5	[1]
Royalties	62.0	78.4	[1]	73.9	[1]
Interest expense	91.2	82.5		87.8
Interest received	(5.1)	(7.3)	[2]	(5.9)	[2]
Amortisation and depreciation	748.1	671.4		591.5
Interest expense - environmental rehabilitation	12.1	10.7		11.7
Non-cash rehabilitation income	(13.5)	(9.7)		(14.6)
Interest received - environmental trust funds	(0.5)	(1.0)	[1]	(0.4)	[1]
Impairment, net of reversal of impairment of investments and assets	200.2	76.5		206.9
Write-off of exploration and evaluation assets	51.5	41.4	[1]	29.1	[1]
(Profit)/loss on disposal of assets	(4.0)	(48.0)	[1]	0.1	[1]
Profit on disposal of investments	0.0	(2.3)	[1]	(0.1)	[1]
Share-based payments	26.8	14.0	[1]	10.7	[1]
Long-term incentive plan expense	5.0	10.5	[1]	5.1	[1]
Payment of long-term incentive plan	(11.5)	0.0		0.0
Borrowing costs capitalised	(22.9)	(15.1)		(16.6)
Share of results of equity-accounted investees, net of taxation	(0.3)	0.0		2.4
Other	(5.0)	(14.0)		(7.9)
Total cash generated by operations	$ 1,286.5	$ 1,245.4	[2]	$ 982.6	[2]

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.